CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
6.	Concentrations

Concentration of Credit Risk

The Company maintains its cash and cash equivalents at a financial institution which may, at times, exceed federally insured limits. Historically, the Company has not experienced any losses in such accounts.

Major Customers

During the years ended December 31, 2013 and 2012, 1 and 3 customers represented 30% and 48% of net revenues, respectively. As of December 31, 2013 and 2012, 1 and 3 customers represented 71% and 43% of accounts receivable, respectively.